Income taxes - Summary of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unrecognized Deferred Tax Assets
Tax losses	$ 181,667	$ 169,498
Other deductible temporary differences	39,394	30,242
Total unrecognized deferred tax assets	$ 221,061	$ 199,740